Net (Loss) Income Per Share - Summary of Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss)/Income Per Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Issuable Upon Exercise of Share Options, Restricted Stocks and RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	705,407	12,683,366	11,891,695
Shares Issuable Upon Vesting of Nonvested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	11,657,620	23,450,173	34,175,372
Shares Issuable Upon Conversion of Series A Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares		71,641,792	71,641,792
Shares Issuable Upon Conversion of Series B-1 Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares		2,000,000	2,000,000
Shares Issuable Upon Conversion of Series B-2 Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares		20,895,523	20,895,523